Organization and Nature of Operations (Details 1)	12 Months Ended
Dec. 31, 2018
Prime Hubs Limited ("Prime Hubs")
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Entity Incorporation, State Country Name	BVI
Date of incorporation or acquisition	Oct. 31, 2014
NIO Technology Co., Ltd. ("NIO SHTECH") (formerly known as Shanghai NextEV Technology Co., Ltd.)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Entity Incorporation, State Country Name	Shanghai, PRC
Date of incorporation or acquisition	Nov. 30, 2014
Beijing NIO Network Technology Co., Ltd. ("NIO BJTECH")
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Entity Incorporation, State Country Name	Beijing, PRC
Date of incorporation or acquisition	Jul. 31, 2017
Shanghai Anbin Technology Co., Ltd. ("NIO ABTECH")
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Entity Incorporation, State Country Name	Shanghai, PRC
Date of incorporation or acquisition	Apr. 30, 2018